Document and Entity Information	Apr. 01, 2020
Prospectus:
Document Type	497
Document Period End Date	Apr. 01, 2020
Entity Registrant Name	LORD ABBETT SERIES FUND INC
Entity Central Index Key	0000855396
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 01, 2020
Document Effective Date	Apr. 01, 2020
Prospectus Date	May 01, 2019